Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Schedule Of Income Statement Of Discontinued Operations
The results of Calyxt are as follows :

	For the year ended December 31,
	2020 *	2021 *	2022
Revenues and other income	22,892	28,475	157
Operating expenses	(66,018)	(55,671)	(21,342)

Operating income (loss)	(43,126)	(27,196)	(21,186)

Net Financial gain (loss)	(776)	(1,162)	5,840

Net income (loss) from discontinued operations	(43,902)	(28,358)	(15,345)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation

The earning per share attributable to Calyxt is as follows :

	For the year ended December 31,
	2020 *	2021 *	2022
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	(0.65)	(0.39)	(0.16)

Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	(0.65)	(0.39)	(0.16)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation

Calyxt [Member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Disclosure Of Detailed Information About Assets And Liabilities Held For Sale Discontinued Operations Explanatory
The major classes of assets and liabilities of Calyxt classified as held for sale as at December 31, 2022 are as follows:

For the year ended December 31,
2022
Intangible assets	697
Property, plant, and equipment	4,110
Right-of-use assets	13,263
Other non-current assets	—
Other current assets	272
Cash and cash equivalents	3,427

Total assets held for sale	21,768

Non-current lease debts	13,387
Other non-current liabilities	—
Current lease debts	463
Trade payables	747
Other current liabilities	267

Total liabilities related to assets held for sale	14,864

Net assets held for sale	6,903

Schedule Of Cash Flow Statement Of Discontinued Operations
The net cash flows incurred by Calyxt are as follows:

	For the year ended December 31,
	2020 *	2021 *	2022
Net cash flows provided by (used in) operating activities of discontinued operations	(40,920)	(16,746)	(18,601)
Net cash flows provided by (used in) investing activities of discontinued operations	(12,798)	10,979	(446)
Net cash flows provided by (used in) financing activities of discontinued operations	7,575	2,294	8,650
(Decrease) increase in cash and cash equivalents	(46,143)	(3,476)	(10,396)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation